Bonds, notes and other obligations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Summary of Bonds, Notes and Other Obligations
(a)	This caption is comprised of the following:

Issuance	Issuer	Annual interest rate	Interest payment	Maturity	Amount issued	2020	2019
					(000)	S/(000)	S/(000)
Local issuances
Subordinated bonds – first program (b)
Third (A series)	Interbank	3.5% + VAC (*)	Semi-annually	2023	S/110,000	91,000	91,000
Eighth (A series)	Interbank	6.91%	Semi-annually	2022	S/137,900	137,900	136,908

						228,900	227,908

Subordinated bonds – second program (b)
Second (A series)	Interbank	5.81%	Semi-annually	2023	S/150,000	149,881	149,827
Third (A series)	Interbank	7.50%	Semi-annually	2023	US$50,000	180,819	165,426

						330,700	315,253

Subordinated bonds – third program (b)
Third - single series (c)	Interseguro	4.84%	Semi-annually	2030	US$25,000	90,525	—
First - single series	Interseguro	6.00%	Semi-annually	2029	US$20,000	72,420	66,280
Second - single series	Interseguro	4.34%	Semi-annually	2029	US$20,000	72,420	66,280

						235,365	132,560

Corporate bonds – second program
Fifth (A series)	Interbank	3.41% + VAC (*)	Semi-annually	2029	S/150,000	150,000	150,000
Negotiable certificates of deposit – first program -
First (A series)	Interbank	4.28%	Annually	2020	S/150,000	—	148,603

Total local issuances						944,965	974,324

International issuances
Subordinated bonds (d)	Interbank	4.000%	Semi-annually	2030	US$300,000	1,078,493	—
Corporate bonds (e)	Interbank	5.000%	Semi-annually	2026	S/312,000	311,282	311,185
Corporate bonds (f)	Interbank	3.250%	Semi-annually	2026	US$400,000	1,436,818	1,313,259
Corporate bonds (g)	Interbank	3.375%	Semi-annually	2023	US$484,895	1,714,707	1,549,877
Subordinated bonds (h)	Interbank	6.625%	Semi-annually	2029	US$300,000	1,082,915	990,216
Senior bonds (i)	IFS	4.125%	Semi-annually	2027	US$300,000	1,065,482	969,794
Junior subordinated notes (j)	Interbank	8.500%	Semi-annually	2070	US$200,000	—	660,992

Total international issuances						6,689,697	5,795,323

Total local and international issuances						7,634,662	6,769,647

Interest payable						144,089	120,643

Total						7,778,751	6,890,290

Summary of Repayment Schedule of Bonds, Notes and Other Obligations
(l)	As of December 31, 2020 and 2019, the repayment schedule of these obligations is as follows:

Year	2020	2019
	S/(000)	S/(000)
2020	—	235,128
2021	104,078	—
2022	137,900	136,908
2023	2,171,241	1,988,369
2024 onwards	5,365,532	4,529,885

Total	7,778,751	6,890,290